Fair Value Measurements - Schedule of Valuation Assumptions used in Determining Fair Value (Details) - Convertible Debt - 5.00% / 7.00% Second Lien Notes due August 31, 2022(a) - Level 3	Dec. 31, 2019
Measurement Input, Risk Free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.0161
Measurement Input, Credit Spread
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.2286
Measurement Input, Control Premium
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.0200
Measurement Input, Price Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.5000